11. ACCRUED EXPENSES	6 Months Ended
Mar. 31, 2013
Payables and Accruals [Abstract]
11. ACCRUED EXPENSES

11.	ACCRUED EXPENSES

Accrued expenses were $667,968 and $391,311 as of March 31, 2013 and September 30, 2012, respectively. Such liabilities As of March 31, 2013 consisted of amounts due to Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC pursuant to Warrant Purchase Agreements dated January 23, 2013.  See Note 12.